PROMISSORY NOTES - Schedule of Promissory Notes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short Term Debt [Line Items]
Principal Balance, beginning	$ 10,750,000	$ 2,990,583
Note Assignments	0	(2,945,583)
Principal Balance, ending	10,400,000	10,750,000
Promissory Note One | Unsecured Debt
Short Term Debt [Line Items]
Principal Balance, beginning		494,437
Note Assignments		(494,437)
Promissory Note Two | Unsecured Debt
Short Term Debt [Line Items]
Principal Balance, beginning		615,000
New notes		35,000
Note Assignments		(650,000)
Promissory Note BD 1
Short Term Debt [Line Items]
Note Assignments		1,144,437
Notes Exchanged		(1,144,437)
SBA | Unsecured Debt
Short Term Debt [Line Items]
Principal Balance, beginning	193,200
New notes		193,200
Principal Balance, ending		193,200
Notes forgiven	(193,200)
Promissory Note | Unsecured Debt
Short Term Debt [Line Items]
Principal Balance, beginning	193,200	1,109,437
New notes		228,200
Notes Exchanged		(1,144,437)
Principal Balance, ending		$ 193,200
Notes forgiven	$ (193,200)